Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term debt	$ 2,048,487	$ 2,365,083
Other financing arrangements	584,632	632,892
Debt Issuance Costs, Gross	(14,418)	(18,863)
Long-Term Debt	2,034,069	2,346,220
Long-term Debt, Gross, Current Maturities	(322,260)	(352,140)
Debt Issuance Costs, Current, Net	4,395	5,113
Long-Term Debt, Excluding Current Maturities	1,716,204	1,999,193
Loans Payable [Member]
Long-term debt	1,463,855	1,621,691
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	0
Loans Payable [Member] | Capetaniss Maritime Corporation et al 2 [Member]
Long-term debt	0	0
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Long-term debt	0	0
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	109,821	120,536
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	104,596	115,904
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	52,825	58,525
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	33,492	48,569
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	0	29,735
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	0	0
Loans Payable [Member] | Amoroto et al. [Member]
Long-term debt	0	50,661
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Long-term debt	0	41,695
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 5 [Member]
Long-term debt	27,750	38,500
Loans Payable [Member] | Amoroto et al. 2 [Member]
Long-term debt	0	24,240
Loans Payable [Member] | Benedict et al. 2 [Member]
Long-term debt	294,762	376,857
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. 3 [Member]
Long-term debt	21,000	33,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. 2 [Member]
Long-term debt	64,250	74,625
Loans Payable [Member] | Greneta Marine Corp. et al [Member]
Long-term debt	0	26,045
Loans Payable [Member] | Bastian Shipping Co. et al [Member]
Long-term debt	199,390	260,630
Loans Payable [Member] | Adstone Marine Corp. et al [Member]
Long-term debt	0	101,065
Loans Payable [Member] | NML Loan Agreement [Member]
Long-term debt	0	5,995
Loans Payable [Member] | Kalamata Shipping Corporation et al [Member]
Long-term debt	54,000	64,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	18,917	22,417
Loans Payable [Member] | Costamare Inc. 6 [Member]
Long-term debt	0	63,312
Loans Payable [Member] | N M L Loan 2 [Member]
Long-term debt	23,250	34,920
Loans Payable [Member] | N M L Loan 3 [Member]
Long-term debt	8,190	18,460
Loans Payable [Member] | Barlestone Marine Corp. et al. [Member]
Long-term debt	0	12,000
Loans Payable [Member] | NML Loan 4 [Member]
Long-term debt	11,628	0
Loans Payable [Member] | N M L Loan 5 [Member]
Long-term debt	4,942	0
Loans Payable [Member] | N M L Loan 6 [Member]
Long-term debt	5,510	0
Loans Payable [Member] | N M L Loan 7 [Member]
Long-term debt	9,581	0
Loans Payable [Member] | N M L Loan 8 [Member]
Long-term debt	11,196	0
Loans Payable [Member] | N M L Loan 9 [Member]
Long-term debt	10,900	0
Loans Payable [Member] | N M L Loan 10 [Member]
Long-term debt	21,392	0
Loans Payable [Member] | Bermondi Marine Corp. et al. [Member]
Long-term debt	0	0
Loans Payable [Member] | N M L Loan 11 [Member]
Long-term debt	16,485	0
Loans Payable [Member] | Adstone Marine Corp. et al 2 [Member]
Long-term debt	147,709	0
Loans Payable [Member] | Silkstone Marine Corp. et al Loan Agreement [Member]
Long-term debt	34,611	0
Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement [Member]
Long-term debt	84,931	0
Loans Payable [Member] | Archet Marine Corp. et al Loan Agreement [Member]
Long-term debt	72,000	0
Loans Payable [Member] | N M L Loan 12 [Member]
Long-term debt	5,910
Loans Payable [Member] | N M L Loan 13 [Member]
Long-term debt	5,302	0
Loans Payable [Member] | NML Loan 14 [Member]
Long-term debt	4,385	0
Loans Payable [Member] | N M L Loan 15 [Member]
Long-term debt	5,130	0
Unsecured Debt [Member]
Long-term debt	$ 0	$ 110,500